Defined benefit plans - Summary of defined benefit obligations and plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 2,219,490		₩ 1,934,643
Fair value of plan assets	(2,266,248)		(2,376,817)
Recognized liabilities(assets) for defined benefit obligations	₩ (46,758)	[1]	₩ (442,174)	[1]	₩ (90,816)

[1]	The asset for defined benefit obligation of W442,174 million as of December 31, 2022 is the net defined benefit assets of W456,838 million less the net defined benefit liabilities of W14,664 million. In addition, the asset for defined benefit obligation of W46,758 million as of December 31, 2023 is the net defined benefit assets of W114,378 million less the net defined benefit liabilities of W67,620 million